Accrued Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities
Accrued expenses	$ 26,676	$ 28,557
Accrued interest	9,362	3,692
Total	$ 36,038	$ 32,249